Condensed Consolidated Statements of Cash Flows - Notable Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss	$ (14,407)	$ (16,052)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	323	326
Stock-based compensation	581	779
Non-cash operating lease expense	225	599
Loss on disposal of fixed assets	43
Loss (gain) on sale of marketable securities	2	(36)
Gain from PPP loan forgiveness	(1,038)	(765)
Change in fair value of SAFE and redeemable convertible preferred stock warrant liability	2,515
Change in operating assets and liabilities:
Prepaid expenses and other current assets	284	(284)
Other assets	138	(28)
Accounts payable	104	52
Accrued expenses and other current liabilities	(186)	941
Operating lease liabilities	(226)	(585)
Net cash used in operating activities	(11,642)	(15,053)
Investing Activities
Purchases of property and equipment	(41)	(441)
Purchases of marketable securities	(594)	(3,393)
Purchases of other investments		(1,500)
Proceeds from disposal of property and equipment	95
Proceeds from maturities of marketable securities	594	3,447
Proceeds from sales of marketable securities	870	16,644
Net cash provided by investing activities	924	14,757
Financing Activities
Proceeds from employee stock option exercises	79	30
Proceeds from issuance of redeemable convertible preferred stock and warrants, net of issuance costs	5,810
Proceeds from the issuance of the SAFE agreement	4,009
Proceeds from PPP loan		1,038
Net cash provided by financing activities	9,898	1,068
Net increase (decrease) in cash and cash equivalents	(820)	772
Cash and cash equivalents at the beginning of year	2,401	1,629
Cash and cash equivalents at the end of year	1,581	2,401
Supplemental non-cash financing and investing activities
Purchases of property and equipment in accounts payable		14
Right-of-use assets obtained in exchange for lease obligation	181
Fair value allocated at issuance to Series C warrants	2,053
Series C redeemable convertible preferred stock issuance costs in accrued expenses	38
Conversion of Series A and Series B redeemable convertible preferred stock to common stock	$ 30,722